Current and long-term debt - SPDB-FL lease financing (Details)	1 Months Ended		2 Months Ended
	Nov. 30, 2020 USD ($) tanker vessel	Sep. 30, 2020 USD ($) vessel	Mar. 31, 2021
2020 SPDB-FL Lease Financing
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 96,500,000
Repayments of borrowings	62,900,000
Net debt to capitalization ratio			0.70
Consolidated tangible net worth	$ 650,000,000
Minimum ratio for fair value of vessels	115.00%
2020 SPDB-FL Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about financial instruments [line items]
Adjustment to interest rate basis	3.05%
2017 Credit Facility
Disclosure of detailed information about financial instruments [line items]
Repayments of borrowings	$ 29,300,000	$ 30,100,000
Deposit in debt service reserve account	$ 5,000,000
2017 Credit Facility | Vessels
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Number of vessels under finance lease arrangements | vessel	2	2
STI Donald C Trausuht, STI Esles II, STI San Telmo and STI Jardins | 2020 SPDB-FL Lease Financing | Vessels | MR
Disclosure of detailed information about financial instruments [line items]
Number of vessels under finance lease arrangements | tanker	4
STI Donald C Trausuht and STI San Telmo | 2020 SPDB-FL Lease Financing
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, term	7 years
STI Esles II and STI Jardins | 2020 SPDB-FL Lease Financing
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, term	8 years
STI Galata and STI La Boca | 2020 SPDB-FL Lease Financing | Vessels | MR
Disclosure of detailed information about financial instruments [line items]
Periodic payment per vessel	$ 400,000